As filed with the Securities and Exchange Commission on 11/28/2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.57%

	Air Delivery & Freight Services - 3.32%
10,500	FedEx Corp.	$710,640

	Asset Management - 3.34%
4,830	BlackRock, Inc.	714,889

	Auto Manufacturers - Major - 5.04%
56,400	Ford Motor Co.*	545,388
26,400	General Motors Co.*	532,752
		1,078,140

	Auto Parts - 1.31%
10,600	Johnson Controls, Inc.	279,522

	Business Services - 4.42%
11,040	Visa, Inc. - Class A	946,349

	Chemicals - Major Diversified - 1.80%
11,800	Celanese Corp. - Class A	383,854

	Conglomerates - 3.44%
48,300	General Electric Co.	736,092

	Discount, Variety Stores - 3.06%
12,630	Wal-Mart Stores, Inc.	655,497

	Drug Manufacturers - 7.84%
15,500	Abbott Laboratories	792,670
13,900	Johnson & Johnson	885,569
		1,678,239

	Independent Oil & Gas - 2.08%
17,500	Suncor Energy, Inc.#	445,200

	Industrial Metals & Minerals - 2.05%
6,600	BHP Billiton Ltd. - ADR	438,504

	Internet Information Provider - 2.62%
1,090	Google, Inc. - Class A*	560,674

	Money Center Banks - 4.84%
20,900	Citigroup, Inc.	535,458
20,700	Wells Fargo & Co.	499,284
		1,034,742

	Oil & Gas Drilling & Exploration - 3.06%
30,900	SandRidge Energy, Inc.*	171,804
10,100	Transocean Ltd.#	482,174
		653,978

	Oil & Gas Pipeline - 2.69%
23,500	Spectra Energy Corp.	576,455

	Personal Computers - 5.70%
3,200	Apple, Inc.*	1,219,776

	Personal Products - 5.97%
9,100	Kimberly-Clark Corp.	646,191
10,000	Procter & Gamble Co.	631,800
		1,277,991

	Processed & Packaged Goods - 4.60%
15,900	PepsiCo, Inc.	984,210

	Restaurants - 2.10%
9,100	Yum! Brands, Inc.	449,449

	Semiconductor - Broad Line - 2.61%
26,200	Intel Corp.	558,846

	Semiconductor - Equipment & Materials - 2.33%
48,100	Applied Materials, Inc.	497,835

	Semiconductor - Integrated Circuits - 5.79%
15,600	Broadcom Corp. - Class A	519,324
14,800	Qualcomm, Inc.	719,724
		1,239,048

	Telecommunication Services/Domestic - 6.56%
26,300	AT&T, Inc.	750,076
25,480	Vodafone Group Plc - ADR	653,562
		1,403,638

	Total Common Stocks (Cost $20,055,484)	18,523,568

	SHORT-TERM INVESTMENTS - 11.46%
2,451,171	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $2,451,171)	2,451,171
	Total Investments in Securities (Cost $22,506,655) - 98.03%	20,974,739
	Other Assets in Excess of Liabilities - 1.97%	422,468
	Net Assets - 100.00%	$21,397,207

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day yield as of September 30, 2011.
	ADR - American Depository Receipt

Capital Advisors Growth Fund
Notes to Schedule of Investments
September 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$2,497,991	$-	$-	$2,497,991
Conglomerates	736,092	-	-	736,092
Consumer Goods	3,619,863	-	-	3,619,863
Financial	1,749,631	-	-	1,749,631
Healthcare	1,678,239	-	-	1,678,239
Services	2,761,935	-	-	2,761,935
Technology	5,479,817			5,479,817
Total Common Stocks	18,523,568	-	-	18,523,568
Short-Term Investments	2,451,171	-	-	2,451,171
Total Investments in Securities	$20,974,739	$-	$-	$20,974,739

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at September 30, 2011, the end of the reporting period.  The Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ending September 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Cost of investments	$22,507,694

Gross unrealized appreciation	$563,621
Gross unrealized depreciation	(2,096,576)
Net unrealized depreciation	$(1,532,955)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust
By (Signature and Title)*/s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date 11/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                                  Douglas G. Hess, President

Date 11/21/2011

By (Signature and Title)*/s/ Cheryl L. King
                                                  Cheryl L. King, Treasurer

Date 11/18/2011

* Print the name and title of each signing officer under his or her signature.